CREDIT FROM BANKING INSTITUTIONS (Schedule of Amount to be Paid) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
First year - current maturities	$ 20,388
Second year	19,468
Third year	14,600
Total	$ 54,456